Tax and employee-related liabilities	12 Months Ended
Dec. 31, 2021
Tax And Employee-related Liabilities
Tax and employee-related liabilities

5.26	Tax and employee-related liabilities

The Group recognizes a liability and an expense for bonuses. The Group recognizes a liability when it has assumed a contractual obligation or when there is a past practice that has created a constructive obligation.

€ in thousand	As at December 31,
	2021	2020
Employee-related liabilities	10,101	8,300
Social security and other taxes	7,148	4,866
Balance as at December 31	17,249	13,165
Less non-current portion	—	—
Current portion	17,249	13,165